CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (1,170)	$ (1,768)	$ (5,221)
Loss from discontinued operations	(284)	(1,366)	(4,277)
Net loss from continuing operations	(886)	(402)	(944)
Adjustments required to reconcile net loss from continuing operations to net cash provided by (used in) operating activities:
Loss (gain) on sale of available-for-sale marketable securities		(5)	4
Depreciation and amortization	82	98	250
Increase (decrease) in deferred tax, net	35	(20)	59
Employees and non-employees' stock-based compensation and contribution from shareholders	90	1	223
Increase (decrease) in accrued severance pay, net	(36)	55	34
Decrease (increase) in trade receivables, net	(40)	60	104
Increase in other accounts receivable and prepaid expenses	(27)	(18)	(9)
Increase (decrease) in trade payables	(144)	(77)	110
Increase in accrued expenses and other liabilities	111	125	660
Increase (decrease) in deferred revenues	(461)	370	(452)
Increase in restricted cash	(322)	(571)	(272)
Net cash provided by (used in) operating activities from continuing operations	(1,598)	(384)	(233)
Net cash provided by (used in) operating activities from discontinued operations	57	(38)	874
Net cash provided by (used in) operating activities	(1,541)	(422)	641
Cash flows from investing activities
Purchase of property and equipment	(14)	(50)	(96)
Investment in available-for-sale marketable securities		(56)	(86)
Proceeds from sale of available-for-sale marketable securities		197	85
Net cash provided by (used in) investing activities from continuing operations	(14)	91	(97)
Net cash used in investing activities from discontinued operations	(1)	(3)	(1,813)
Net cash provided by (used in) investing activities	(15)	88	(1,910)
Cash flows from financing activities
Proceeds from issuance of shares	1,541	400	700
Net cash provided by financing activities from continuing operations	1,541	400	700
Increase (decrease) in cash and cash equivalents	(15)	66	(569)
Cash and cash equivalents at the beginning of the year	1,165	1,099	1,668
Cash and cash equivalents at the end of the year	1,150	1,165	1,099
Supplemental disclosure of cash flows activities
Cash paid during the year for income taxes	1	9	5
Non-cash activities:
Shareholders debt conversion into warrants		$ 1,220